Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2025
Acquisitions of Subsidiaries [Abstract]
ACQUISITIONS OF SUBSIDIARIES
36.	ACQUISITIONS OF SUBSIDIARIES

For the year ended December 31, 2023

Acquisition of The Art Newspaper SA

During the year ended December 31, 2023, the Company acquired 100% equity interest of The Art Newspaper SA, a limited company incorporated in Switzerland. The consideration for the acquisition was paid by cash amounting to US$2,540,000, which is paid by the ultimate holding company, 8,688,525 shares of the intermediate holding company and 380,065 shares of the immediate holding company as well as a bonus element of Euro 2,888,888 which was settled by the intermediate holding company on the 540th day following the completion of acquisition. The total consideration is approximately US$16,831,000. The transaction was completed in October 2023 using acquisition accounting.

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2023.

Consideration transferred

US$’000
Cash through amount due to ultimate holding company	2,540
Ordinary shares of the intermediate holding company	5,607
Ordinary shares of immediate holding company	5,607
Other consideration payable	3,077
Net assets acquired	16,831

Fair value of assets and liabilities at the date of acquisition

US$’000
Cash and cash balances	27
Accounts receivable	674
Prepayments, deposits and other receivables	301
Property, plant and equipment	333
Intangible assets	25,752
Accounts payable	(402)
Other payables and accruals	(1,724)
Borrowings	(37)
Lease liabilities	(244)
Contract liabilities	(419)
Deferred tax liabilities	(2,961)
Net assets acquired	21,300

The fair values and gross contractual amounts of accounts receivable and other receivables at the date of acquisition amounted to approximately US$674,000 and US$301,000, respectively. No accounts receivable and other receivables were expected to be uncollectible.

Gain arising on acquisition

US$
Recognized amounts of net assets acquired	21,300
Less: consideration transferred by ultimate holding company	(16,831)
4,469

A bargain purchase gain amounting to approximately US$4,469,000 on acquisition of The Art Newspaper SA as recognized in profit or loss within the other gain line item in the consolidated statement of profit or loss and other comprehensive income. The transaction resulted in a bargain purchase gain, reflecting the financial and operating conditions of the acquiree at the time of acquisition and our competitive bargaining strategy over the seller.

Net cash inflow on acquisition of The Art Newspaper SA

Cash and cash equivalents balances acquired	27

Impact of acquisition on the results of the Group

Included in the consolidated profit for the year ended December 31, 2023 is the profit of US$45,000 attributable to the business generated by The Art Newspaper SA. Revenue for the year ended December 31, 2023 includes US$2 million generated from the acquisition.

Had the acquisition of The Art Newspaper SA been completed on January 1, 2023, revenue for the year of the Group would have been US$46.6 million, and profit for the year would have been US$16.2 million. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of the operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2023, nor is it intended to be a projection of future events.

For the year ended December 31, 2024

Acquisition of Singapore hotel companies

On April 1, 2024, the Group agreed with another shareholder of Singapore hotel companies that the Group owns the controlling interests of Singapore hotel companies, accordingly, Singapore hotel companies became the non-wholly owned subsidiaries of the Group without change of the percentage of ownership.

Fair value of assets and liabilities at the date of acquisition

US$’000
Cash and cash balances	4,273
Accounts receivable	920
Prepayments, deposits and other receivables	622
Property, plant and equipment	349,061
Accounts payable	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Borrowings	(159,722)
Contract liabilities	(471)
Tax payables	(214)
Amounts due to shareholders	(47,157)
Non-controlling interest	(71,136)
Net assets acquired	74,187
Investment in joint ventures eliminated	74,187

The fair values and gross contractual amounts of accounts receivable and other receivables at the date of acquisition amounted to approximately US$920,000 and US$622,000, respectively. No accounts receivable and other receivables were expected to be uncollectible.

Net cash inflow on acquisition of Singapore hotel companies

Cash and cash equivalents balances acquired	4,273

Impact of acquisition on the results of the Group

Included in the consolidated profit for the year is the loss of US$6.3 million attributable to the business generated by Singapore hotel companies. Revenue for the year includes US$17.3 million generated from the acquisition.

Had the acquisition of Singapore hotel companies been completed on January 1, 2024, revenue for the year of the Group would have been US$82.9 million, and profit for the year would have been US$43.0 million. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of the operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2024, nor is it intended to be a projection of future events.